3. MATERIAL ACCOUNTING POLICIES: Property, plant and equipment: Schedule of useful life of assets (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of useful life of assets

Asset class	Estimated useful life
Computers and related equipment	5 years
Furniture and fixtures	5 years
Vehicles	6 years
Business and surveying equipment (Including Drone Equipment)	4 years for drone equipment and 6 years for others
Leasehold improvements	Shorter of useful life and lease term
Assets under construction / capital work-in-progress	Not depreciated until available for use